Stock-based compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Details) - Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of Shares
Nonvested PSUs, restricted stock and RSUs, beginning balance (shares) | shares	16,456,716
Granted (shares) | shares	8,813,757
Vested (shares) | shares	(6,833,859)
Forfeited (shares) | shares	(976,336)
Nonvested PSUs, restricted stock and RSUs, ending balance (shares) | shares	17,460,278
Weighted-average fair value
Nonvested PSUs, restricted stock and RSUs, beginning balance (usd per share) | $ / shares	$ 51.20
Granted (usd per share) | $ / shares	57.01
Vested (usd per share) | $ / shares	49.82
Forfeited (usd per share) | $ / shares	54.42
Nonvested PSUs, restricted stock and RSUs, ending balance (usd per share) | $ / shares	$ 54.49